Document and Entity Information	0 Months Ended
Oct. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 28, 2014
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Aug. 28, 2014
MFS® Lifetime® 2035 Fund | A
Risk/Return:
Trading Symbol	LFEAX
MFS® Lifetime® 2035 Fund | B
Risk/Return:
Trading Symbol	LFEBX
MFS® Lifetime® 2035 Fund | C
Risk/Return:
Trading Symbol	LFECX
MFS® Lifetime® 2035 Fund | I
Risk/Return:
Trading Symbol	LFEDX
MFS® Lifetime® 2035 Fund | R1
Risk/Return:
Trading Symbol	LFERX
MFS® Lifetime® 2035 Fund | R2
Risk/Return:
Trading Symbol	LFESX
MFS® Lifetime® 2035 Fund | R3
Risk/Return:
Trading Symbol	LFETX
MFS® Lifetime® 2035 Fund | R4
Risk/Return:
Trading Symbol	LFEUX